Share Capital - Summary of DSU Activity (Details) - DSU	6 Months Ended	12 Months Ended
	Dec. 31, 2024 Equityinstruments $ / shares shares	Dec. 31, 2025 Equityinstruments $ / shares shares
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options [Line Items]
Number of stock units, beginning of period | Equityinstruments	1,991,004	2,425,609
Number of stock units, Granted | Equityinstruments	623,975	501,856
Number of stock units, Conversion of DSUs to common shares | shares	(189,370)	(933,740)
Number of stock units, end of period | Equityinstruments	2,425,609	1,993,725
Weighted average grant date fair value, beginning of period	$ 3.74	$ 3.09
Weighted average grant date fair value, Granted	1.2	1.35
Weighted average grant date fair value, Conversion of DSUs to common shares	3.74	3.77
Weighted average grant date fair value, end of period	$ 3.09	$ 2.36